--------------------------------------------------------------------------------
THE LATIN AMERICAN DISCOVERY FUND, INC.
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS
Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

FREDERICK O. ROBERTSHAW
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

--------------------------------------------------------------------------------
FIRST QUARTER REPORT
--------------------------------------------------------------------------------

Morgan Stanley
     Investment Management

The Latin American Discovery Fund, Inc.

--------------------------------------------------------------------------------

March 31, 2001



MORGAN STANLEY
INVESTMENT MANAGEMENT INC.

LETTER TO SHAREHOLDERS
---------

For the year ended March 31, 2001, The Latin American Discovery Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -2.99% compared with -2.21% for the Morgan Stanley Capital International
(MSCI) Emerging Markets Free Latin America Index (the "Index"). For the period from commencement of operations on June 23, 1992 through March 31, 2001, the Fund's total return, based on net asset value per share, was 162.43% compared with 86.39% for the Index. On March 31, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $9.65, representing a 17.4% discount to the Fund's net asset value per share.

MARKET OVERVIEW

Underperformance relative to the Index was primarily attributable to stock selection as our emphasis on Brazilian telecommunication stocks was the largest detractor to performance. Our underweight stance in Argentina (index return, +8.3%) and overweight position in Brazil (-9.9%) also detracted from performance. Contributors to relative performance included our overweight position in Mexico (+3.8%) and our stock selection within the telecom sector in Mexico and Chile.

During the first quarter of 2001, investors witnessed a continuation of the global stock market correction of 2000. While there was a sharp rally in January as Latin and other emerging markets posted double-digit returns on the back of interest rate cuts in the U.S. and a pick-up in global equity markets, the good news was short-lived. February and March were difficult months for global markets. Investors remained focused on the slowing pace of global economic growth, and specifically turned their attention to the U.S. While cuts in U.S. interest rates generally support the equity markets, it appeared that the depth and duration of the U.S. and global slowdown might be worse than originally anticipated. Additionally, profit downgrades and earnings disappointments, particularly from U.S.-based technology companies, further depressed investor sentiment.

The 2.2% decline in the Latin American region during the first quarter masked disparate returns among countries. Peru and Argentina were the star performers, appreciating 12.0% and 8.3%, respectively, while Brazil and Chile were the laggards, declining 9.9% and 2.4%, respectively.

Going forward, the Latin American markets will likely continue to be affected by global developments. We are wary in the short-term based on our cautious view regarding global economic growth. Additionally, we believe that the short-term outlook on Argentina, specifically whether the country can meet its debt amortizations and successfully implement its reform package, will drive Latin markets in the immediate future. Nevertheless, we remain optimistic regarding the long-term prospects, as we believe the Latin markets should ultimately benefit from the restructuring and reforms taking place.

OTHER DEVELOPMENTS

On September 15, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the three months ended March 31, 2001, the Fund repurchased 73,900 shares of its shares at an average discount of 19.69% from net asset value per share. From the inception of the program through March 31, 2001, the Fund has repurchased 1,654,500 of its shares at an average discount of 19.84% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

The cover of this quarterly report introduces the new look of the Fund's financial reports to shareholders. The semi-annual report to shareholders dated June 30, 2001 will present the new look throughout the report.

We appreciate your continued support. If you have any questions or comments on the new look of the report, please contact us through our website, www.morganstanley.com/im, or call us at 1-800-221-6726.

Sincerely,

/s/Ronald E. Robison

Ronald E. Robison
PRESIDENT AND DIRECTOR

April 2001

The Latin American Discovery Fund, Inc.
Investment Summary as of March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

HISTORICAL                                                  TOTAL RETURN (%)
INFORMATION                      -------------------------------------------------------------------------
                                   MARKET VALUE (1)        NET ASSET VALUE (2)     MSCI EMF LA INDEX (3)
                                 ----------------------   ----------------------   -----------------------
                                               AVERAGE                  AVERAGE                  AVERAGE
                                  CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL
                                 ------------  --------   ------------  --------   ------------  ---------
             YEAR TO DATE                1.58%       --          -2.99%       --          -2.21%       --
             ONE YEAR                  -15.35    -15.35%        -22.18    -22.18%        -21.49     -21.49%
             FIVE YEAR                  58.50       9.65         76.41      12.02         28.64       5.17
             SINCE INCEPTION*          116.67       9.22        162.43      11.62         86.39       7.36

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

[CHART]

                                                                                                               THREE MONTHS
                                                       YEAR ENDED DECEMBER 31,                                    ENDED
                                                                                                                 MARCH 31,
                               1992*    1993      1994     1995     1996     1997      1998    1999     2000        2001
                              -------  --------  -------  -------  -------  --------  ------  -------  ------  ------------
Net Asset Value Per Share     $15.23   $23.31    $17.16   $10.98   $14.77   $20.34    $8.19   $14.11   $12.04      $11.68
Market Value Per Share        $13.25   $27.13    $18.25   $ 9.88   $12.50   $17.94    $6.19   $10.69   $ 9.50      $ 9.65
Premium/(Discount)             -13.0%    16.4%      6.4%   -10.0%   -15.4%   -11.8%   -24.4%   -24.2%   -21.1%      -17.4%
Income Dividends                  --       --    $10.00#      --   $ 0.16      --     $0.08   $ 0.09   $ 0.10        --
Capital Gains Distributions       --       --    $ 5.74   $ 0.45   $ 1.14   $ 0.70    $6.67       --       --         --
Fund Total Return (2)           8.01%   65.36%+   -0.14%  -27.61%+  47.19%   43.06%  -33.53%   73.78%  -13.86%     -2.99%
MSCI EMF LA Index
Total Return (3)                2.00%   53.92%     0.64%  -12.83%   22.21%   31.64%  -35.11%   58.89%  -16.66%     -2.21%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International Emerging Markets Free Latin America Index is a broad based market cap weighted composite index covering at least 60% of markets in Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. The Index takes into account local market restrictions for specific securities or classes of shares that may be excluded from or limited for foreign investor ownership.
 *  The Fund commenced operations on June 23, 1992.
 #  Amount is less than $0.01 per share.
 + This return excludes the effect of the rights issued in connection with the Rights Offerings.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

The Latin American Discovery Fund, Inc.
Portfolio Summary as of March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

ALLOCATION OF TOTAL INVESTMENTS

[CHART]

Short-Term Investments                       (5.1%)
Equity Securities                           (94.9%)

--------------------------------------------------------------------------------

INDUSTRIES

[CHART]

Other                                       (16.0%)
Media                                        (3.0%)
Construction Materials                       (3.2%)
Multiline Retail                             (3.6%)
Metals & Mining                              (5.9%)
Oil & Gas                                    (6.1%)
Electric Utilities                           (6.8%)
Wireless Telecommunication Services          (8.7%)
Beverages                                   (10.5%)
Banks                                       (14.0%)
Diversified Telecommunication Services      (22.2%)

--------------------------------------------------------------------------------

COUNTRY
WEIGHTINGS

[CHART]

Colombia                                     (0.2%)
Venezuela                                    (1.4%)
Argentina                                    (3.3%)
United States                                (4.5%)
Chile                                        (7.0%)
Brazil                                      (41.3%)
Mexico                                      (42.6%)
Other                                       (-0.3%)

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS*

                                           PERCENT OF
                                           NET ASSETS
                                           ----------
1.  Telmex (Mexico)                           9.0%
2.  Petrobras (Brazil)                        6.1
3.  Banacci (Mexico)                          4.8
4.  America Movil SA de CV (Mexico)           4.2
5.  Wal-mart de Mexico (Mexico)               3.6
6.  Ambev (Brazil)                            3.5%
7.  CVRD (Brazil)                             3.3
8.  Cemex (Mexico)                            3.2
9.  Electrobras (Brazil)                      3.2
10. FEMSA (Mexico)                            3.1
                                             ----
                                             44.0%
                                             ----
                                             ----

 * Excludes short-term investments.

INVESTMENTS (UNAUDITED)

MARCH 31, 2001

                                                                           VALUE
                                                        SHARES              (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.2%)
(unless otherwise noted)
--------------------------------------------------------------------------------
ARGENTINA (3.3%)
BANKS
  Banco Frances ADR                                     10,240     U.S.$     268
  Banco Suquia SA                                            1                --@
  Grupo Financiero Galicia ADR                          14,298               215
                                                                   -------------
                                                                             483
                                                                   -------------
BEVERAGES
  Quinsa ADR                                           150,955             1,408
                                                                   -------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telecom Argentina Stet -
    France Telecom ADR                                 129,434             2,019
                                                                   -------------
METALS & MINING
  Acindar 'B'                                           94,805                96
  Siderar 'A'                                           46,753               122
                                                                   -------------
                                                                             218
                                                                   -------------
REAL ESTATE
  Irsa Inversiones y
    Representaciones GDR                                11,349               167
                                                                   -------------
                                                                           4,295
                                                                   -------------
--------------------------------------------------------------------------------
BRAZIL (41.3%)
AEROSPACE & DEFENSE
  Embraer ADR                                           44,350             1,681
                                                                   -------------
BANKS
  Banco Bradesco (Preferred)                       283,051,535             1,535
  Banco Bradesco ADR                                     4,440                24
  Banco Nacional (Preferred)                        95,420,000                 2
  Itaubanco (Preferred)                             39,952,340             3,118
  Unibanco (Preferred) GDR                              54,313             1,108
                                                                   -------------
                                                                           5,787
                                                                   -------------
BEVERAGES
  Ambev (Preferred)                                  4,350,000             1,020
  Ambev (Preferred) ADR                                153,040             3,574
                                                                   -------------
                                                                           4,594
                                                                   -------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Brasil Telecom  (Preferred)                      370,551,420             2,065
  Brasil Telecom Participacoes
    (Preferred)                                     73,125,250               576
  Brasil Telecom Participacoes
    SA ADR                                              14,460               566
  Embratel (Preferred)                             104,317,000               984
  Embratel ADR                                          56,795               528
  Tele Norte Leste Participacoes
    S.A. (Preferred)                                71,910,138             1,169
  Tele Norte Leste Participacoes S.A.
    (Preferred) ADR                                    164,576             2,679
  Telebras (Preferred) ADR                              42,150             2,038
                                                                   -------------
                                                                          10,605
                                                                   -------------
ELECTRIC UTILITIES
  CEMIG (Preferred)                                 35,240,003               449
  CEMIG ADR                                             60,393               758
  Copel (Preferred) ADR                                     16                --@
--------------------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)
  Copel (Preferred) `B'                            176,181,500             1,440
  Eletrobras                                        68,805,950             1,326
  Eletrobras (Preferred) 'B'                        91,925,880             1,708
  Eletrobras (Preferred) ADR                            95,770               873
  Eletrobras ADR                                        24,430               233
                                                                   -------------
                                                                           6,787
                                                                   -------------
INDUSTRIAL CONGLOMERATES
  Itau (Preferred)                                   1,284,010             1,038
                                                                   -------------
METALS & MINING
  CSN                                               41,121,100               896
  CSN ADR                                                6,800               147
  CVRD                                                   5,000               115
  CVRD (Bonus Shares)                                  116,420                --
  CVRD (Preferred) 'A'                                 122,061             3,005
  CVRD (Preferred) ADR                                  47,230             1,162
  Gerdau (Preferred)                               128,304,844             1,132
  Usiminas (Preferred)                                 111,200               444
  Usiminas ADR                                           1,038                 4
                                                                   -------------
                                                                           6,905
                                                                   -------------
MULTILINE RETAIL
  Lojas Arapua (Preferred)                          41,337,400                --
  Lojas Arapua (Preferred) ADR                          20,775                --
                                                                   -------------
                                                                              --
                                                                   -------------
OIL & GAS
  Petrobras                                             66,248             1,560
  Petrobras (Preferred)                                 11,655               254
  Petrobras (Preferred) ADR                             63,090             1,372
  Petrobras ADR                                        196,700             4,682
                                                                   -------------
                                                                           7,868
                                                                   -------------
PAPER & FOREST PRODUCTS
  Aracruz Celulose ADR                                  93,668             1,236
  Votorantim Celulose e Papel ADR                       36,990               453
                                                                   -------------
                                                                           1,689
                                                                   -------------
WATER UTILITIES
  SABESP                                             8,210,460               721
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES
  Celular CRT (Preferred)                            7,686,684             3,249
  Tele Leste Celular  (Preferred)                  718,128,602               520
  Tele Leste Celular ADR                                 2,185                79
  Tele Nordeste Celular
    (Preferred)                                     77,391,900               105
  Tele Norte Celular (Preferred)                   543,474,200               303
  Telesp Celular (Preferred) 'B'                    22,404,253               132
  Telesp Celular ADR                                    97,960             1,451
                                                                   -------------
                                                                           5,839
                                                                   -------------
                                                                          53,514
                                                                   -------------
--------------------------------------------------------------------------------
CHILE (6.4%)
BANKS
  Banco Edwards ADR                                     69,853             1,083
  Banco Santander Chile ADR                             12,700               204
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES              (000)
--------------------------------------------------------------------------------
CHILE (CONTINUED)
BANKS (CONTINUED)
  Banco Santiago ADR                                    26,995     U.S.$     548
                                                                   -------------
                                                                           1,835
                                                                   -------------
BEVERAGES
  CCU ADR                                               59,200             1,545
                                                                   -------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telefonica CTC ADR                                   130,552             1,723
                                                                   -------------
ELECTRIC UTILITIES
  Endesa ADR                                            55,809               642
  Enersis ADR                                           79,648             1,334
                                                                   -------------
                                                                           1,976
                                                                   -------------
FOOD & DRUG RETAILING
  D&S ADR                                               37,675               494
  Santa Isabel ADR                                      39,375               222
                                                                   -------------
                                                                             716
                                                                   -------------
INDUSTRIAL CONGLOMERATES
  Quinenco ADR                                          56,020               373
                                                                   -------------
INTERNET SOFTWARE & SERVICES
  StarMedia Network Inc.                                31,900                96
                                                                   -------------
                                                                           8,264
                                                                   -------------
--------------------------------------------------------------------------------
COLOMBIA (0.2%)
BEVERAGES
  Bavaria                                               96,960               277
                                                                   -------------
--------------------------------------------------------------------------------
MEXICO (42.6%)
BANKS
  Banacci 'O'                                        3,509,713             6,199
  Bancomer 'O'                                       4,071,502             2,726
  Banorte 'O'                                          684,441             1,046
                                                                   -------------
                                                                           9,971
                                                                   -------------
BEVERAGES
  FEMSA ADR                                             37,253             1,323
  FEMSA UBD                                            742,119             2,633
  Grupo Modelo 'C'                                     535,000             1,263
  Panamerican Beverages, Inc. 'A'                       35,600               625
  Pepsi-Gemex GDR                                       35,400               173
                                                                   -------------
                                                                           6,017
                                                                   -------------
CONSTRUCTION & ENGINEERING
  ICA                                                  364,718               169
  ICA ADR                                               71,070               196
                                                                   -------------
                                                                             365
                                                                   -------------
CONSTRUCTION MATERIALS
  Cemex ADR                                             76,299             1,640
  Cemex CPO                                            585,987             2,521
                                                                   -------------
                                                                           4,161
                                                                   -------------
CONTAINERS & PACKAGING
  Vitro ADR                                            111,592               324
                                                                   -------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Carso Global Telecom                                 547,544               990
  Telmex 'L' ADR                                       367,819            11,601
                                                                   -------------
                                                                          12,591
                                                                   -------------
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES
  TAMSA ADR                                             44,212              484
                                                                   -------------
FOOD PRODUCTS
  Grupo Bimbo  'A'                                     163,732               236
                                                                   -------------
INDUSTRIAL CONGLOMERATES
  Alfa 'A'                                           1,120,799             1,666
  Grupo Carso 'A1'                                     247,445               586
                                                                   -------------
                                                                           2,252
                                                                   -------------
MEDIA
  CIE                                                  220,706               835
  Grupo Televisa CPO GDR                                89,671             2,996
                                                                   -------------
                                                                           3,831
                                                                   -------------
METALS & MINING
  Nuevo Grupo Mexico 'B'                               170,610               533
                                                                   -------------
MULTILINE RETAIL
  Wal-mart de Mexico 'C'                               978,227             2,078
  Wal-mart de Mexico 'V'                             1,010,011             2,343
  Wal-mart de Mexico ADR                                11,250               262
                                                                   -------------
                                                                           4,683
                                                                   -------------
PAPER & FOREST PRODUCTS
  Kimberly-Clark de Mexico 'A'                         726,374             2,057
                                                                   -------------
TRANSPORTATION INFRASTRUCTURE
  Grupo Aeroportuario del
    Sureste ADR                                         29,900               579
  Grupo Aeroportuario del
    Sureste-B                                          884,900             1,651
                                                                   -------------
                                                                           2,230
                                                                   -------------
WIRELESS TELECOMMUNICATION SERVICES
  America Movil SA de CV ADR                           368,219             5,395
                                                                   -------------
                                                                          55,130
                                                                   -------------
--------------------------------------------------------------------------------
VENEZUELA (1.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  CANTV ADR                                             91,795             1,785
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost U.S.$131,641)                                                    123,265
                                                                   -------------
--------------------------------------------------------------------------------
                                                        NO. OF
                                                        RIGHTS
--------------------------------------------------------------------------------
RIGHTS (0.0%)
--------------------------------------------------------------------------------
BRAZIL (0.0%)
  Brasil Telecom                                    73,125,250                 1
  Itausa (Preferred Rights)                          1,284,010                 5

TOTAL RIGHTS
                                                                   -------------
  (Cost U.S.$--)                                                               6
                                                                   -------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS(5.1%)
--------------------------------------------------------------------------------
CHILE (0.6%)
INVESTMENT COMPANIES
  Citi Corp. Cash Fund                         U.S.$        14                31
--------------------------------------------------------------------------------

                                                          FACE
                                                        AMOUNT             VALUE
                                                         (000)              (000)
--------------------------------------------------------------------------------
CHILE (CONTINUED)
REPURCHASE AGREEMENT
  Salomon Smith Barney, 0.04%
    dated 03/30/01, due 04/04/01                       459,000     U.S.$     776
                                                                   -------------
                                                                             807
                                                                   -------------
--------------------------------------------------------------------------------
UNITED STATES (4.5%)
REPURCHASE AGREEMENT
(a)Chase Securities, Inc., 4.90%,
     dated 03/30/01, due                       U.S.$     5,790             5,790
     04/02/01
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
     (Cost U.S.$6,598)                                                     6,597
                                                                   -------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.0%)
  Argentine Peso                                 ARP         7                 7
  Brazilian Real                                 BRL        23                11
  Chilean Peso                                   CLP       554                 1
  Mexican Peso                                   MXP       176                19
                                                                   -------------
  (Cost U.S.$37)                                                              38
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
  (Cost $138,276)                                                        129,906
                                                                   -------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
  Other Assets                                 U.S.$     6,628
  Liabilities                                           (7,071)             (443)
                                                   -----------     -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 11,085,425 issued and
     outstanding U.S.$0.01 par value shares
     (100,000,000 shares authorized)                               U.S.$ 129,463
                                                                   -------------
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                          U.S.$   11.68
                                                                   -------------
                                                                   -------------
--------------------------------------------------------------------------------

(a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
  @ -- Value is less than U.S.$500
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MARCH 31, 2001 EXCHANGE RATES:
-------------------------------------------------------------------------------
ARP   Argentine Peso                                         0.999 = U.S. $1.00
BRL   Brazilian Real                                         2.152 = U.S. $1.00
CLP   Chilean Peso                                         595.750 = U.S. $1.00
COP   Colombian Peso                                     2,312.000 = U.S. $1.00
MXP   Mexican Peso                                           9.461 = U.S. $1.00
VEB   Venezuelan Bolivar                                   707.250 = U.S. $1.00
-------------------------------------------------------------------------------

                                                                 SKU#1138-QR-01